Financial Debt - Recoverable cash and cash advances overview (Details) - Fair value - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Disclosure of research and development expenses
Contract 6472	€ 1,536	€ 1,452
Contract 6839	2,403	2,333
Contract 6840	2,754	2,630
Contract 7388	1,831	1,712
Total Recoverable cash advances	8,524	8,127	€ 8,545	€ 7,910
Non-current	7,972	7,656
Current	552	471
Total recoverable cash advances	€ 8,524	€ 8,127